Assets Measured at Fair Value on Non Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Assets measured at fair value on non-recurring basis		$ 8,404
Acquired intangibles, impairment loss	0	1,800	0
Goodwill, impairment loss	0	1,661
Acquired Intangible Assets
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Assets measured at fair value on non-recurring basis		2,138
Goodwill
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Assets measured at fair value on non-recurring basis		6,266
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Assets measured at fair value on non-recurring basis		8,404
Fair Value, Inputs, Level 3 | Acquired Intangible Assets
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Assets measured at fair value on non-recurring basis		2,138
Fair Value, Inputs, Level 3 | Goodwill
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Assets measured at fair value on non-recurring basis		6,266
Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Acquired intangibles, impairment loss		1,754
Goodwill, impairment loss		1,661
Impairment loss		$ 3,415